Related Party Transactions (Details)				1 Months Ended				3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 07, 2021 shares	Aug. 14, 2020 USD ($) shares	Jul. 01, 2012 shares	Jan. 31, 2021 shares	Jan. 29, 2021 USD ($) shares	Feb. 24, 2020 shares	Apr. 30, 2010 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2020 $ / shares	Jul. 11, 2018 $ / shares	Jul. 05, 2016 $ / shares
Related Party Transactions (Details) [Line Items]
Revenue from customer and investor (in Dollars)											$ 1,479,000		$ 320,000
Development revenue (in Dollars)											1,583,000		0
Accounts receivable from customer and investor (in Dollars)								$ 75,000		$ 75,000	$ 75,000		$ 1,300
Number of shares issued | shares			376,344
Par value per share (in Dollars per share) | $ / shares								$ 0.00001		$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Number of shares were forfeited | shares						257,649
Recapitalization conversion ratio					1.2
Common stock, shares outstanding | shares					4,312,500			27,618,907		27,618,907	27,618,907		27,184,882
Number of independent directors											2
Founder shares transfer, description									(i) one year after the completion of the initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 60 days after the initial Business Combination, or (iii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.	The Company’s initial stockholders, officers and directors have agreed, not to transfer, assign or sell any Founder Shares held by them until the earlier to occur of: (i) one year after the completion of the initial Business Combination, (ii) the last sale price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 60 days after the initial Business Combination, or (iii) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Expenses incurred in business combination (in Dollars)					$ 12,056
Promissory notes without interest (in Dollars)								$ 300,000		$ 300,000	$ 300,000	$ 300,000
Working capital loans repaid (in Dollars)										$ 1,500,000		$ 1,500,000
Conversion price per warrant (in Dollars per share) | $ / shares								$ 1		$ 1	$ 1	$ 1
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Expenses incurred in business combination (in Dollars)								$ 17,250		$ 51,750
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued | shares							5,000,000
Par value per share (in Dollars per share) | $ / shares							$ 0.0001
Aggregate purchase price (in Dollars)							$ 25,000
Administrative expenses - related party (in Dollars)					$ 5,750
Nautilus and HB Strategies [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price (in Dollars)		$ 4,086
Nautilus Carriers Llc And Hb Strategies Llc [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price (in Dollars)		$ 4,086
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Par value per share (in Dollars per share) | $ / shares									$ 0.0001
Number of shares were forfeited | shares	718,750			718,750
Recapitalization conversion ratio						0.8425
Common stock, shares outstanding | shares	3,593,750					4,312,500
Class B Common Stock [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Number of shares were forfeited | shares		2,833,333
Number of independent directors						3
Class B Common Stock [Member] | Nautilus [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued | shares		1,379,167
Aggregate purchase price (in Dollars)		$ 2,043
Class B Common Stock [Member] | Hb Strategies Llc [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued | shares		1,379,167
Aggregate purchase price (in Dollars)		$ 2,043
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture | shares						562,500
Class B Common Stock [Member] | Founder Shares [Member] | Director [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issued | shares						75,000